As filed with the Securities and Exchange Commission on April 9, 2008
                                     Investment Company Act File Number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2008

ITEM 1: REPORT TO STOCKHOLDERS




           PAX WORLD MONEY MARKET FUND


              (GRAPHIC OMITTED)






      ANNUAL
      REPORT
                                           31, JANUARY 2008


                                           PAX
                                           PAX WORLD MUTUAL FUND/FOR TOMORROW

-------------------------------------------------------------------------------


Investment Adviser
Pax World Management Corp.
30 Penhallow Street
Suite 400
Portsmouth, NH  03801


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860

Institutional Class:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024



For More Information

General Fund Information:
800.767.1729

Shareholder Account Information:
800.372.7827



-------------------------------------------------------------------------------

                                                               600 Fifth Avenue
PAXWORLD                                                   New York, N.Y. 10020
MONEY MARKET FUND, INC.                                          (212) 830-5200


Dear Shareholder:


We are pleased to present the annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the year ended January 31, 2008.

The Fund had net assets of $202,117,716 and 3,364 active shareholders as of January 31, 2008.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


/S/ Joseph F. Keefe    /S/ Lourence A. Shadek          /s/ Michael P. Lydon


Joseph F. Keefe         Laurence A. Shadek              Michael P. Lydon
President               Executive Vice-President        Director

                                                     Expense Chart, (unaudited)
                                      For the six months ended January 31, 2008
PAXWORLD Money Market Fund, Inc.

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                      For the six months ended January 31, 2008
PAXWORLD Money Market Fund, Inc.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------
                        Beginning       Ending    Expenses Paid
 Individual Investor  Account Value Account Value   During the     Annualized
        Class            8/1/07        1/31/08       Period *    Expense Ratio *
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,020.90       $3.36          0.66%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,021.88       $3.36          0.66%
  return before
  expenses)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 Institutional Class    Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the
                         8/1/07        1/31/08       Period *   Expense Ratio *
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,022.20       $2.17          0.43%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,023.06       $2.17          0.43%
  return before
  expenses)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
  MMA Praxis Class      Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the
                         8/1/07        1/31/08       Period *   Expense Ratio *
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,021.70       $2.60          0.51%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,022.63       $2.60          0.51%
  return before
  expenses)
---------------------------------------------------------------------------------



* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (August 1, 2007 through January 31, 2008), multiplied by 184/365 (to reflect the one-half year period).

                                                        Schedule of Investments
                                                               January 31, 2008
PAXWORLD Money Market Fund, Inc.


FACE                                                                                 MATURITY              VALUE
AMOUNT                                                                                 DATE   YIELD (a) (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 3.47%
$ 7,000,000   Triple-A One Funding Corporation
              Insured by MBIA Insurance Corp....................................     02/01/08  3.75%  $ 7,000,000
-----------                                                                                           -----------
  7,000,000   Total Asset Backed Commercial Paper                                                       7,000,000
-----------                                                                                           -----------
COMMERCIAL PAPER: 2.45%
$ 5,000,000   Fortis Bank.......................................................     05/07/08  3.74%  $ 4,950,667
-----------                                                                                           -----------
  5,000,000   Total Commercial Paper                                                                    4,950,667
-----------                                                                                           -----------
FOREIGN COMMERCIAL PAPER: 2.45%
$ 5,000,000   Anglo Irish Bank Corporation PLC..................................     04/11/08  4.43%  $ 4,957,417
-----------                                                                                           -----------
  5,000,000   Total Foreign Commercial Paper                                                            4,957,417
-----------                                                                                           -----------
REPURCHASE AGREEMENT: 20.78%
$ 42,000,000  UBS AG, Purchased 01/31/08, 2.80%,
              Repurchase proceeds at maturity $42,003,267
              (Collateralized by $ 40,532,000, FFCB,
              0.00% to 7.06%, due 08/01/08 to 02/06/17,
              value, $42,817,573, SLMA, 7.30%, due
              08/01/12 value $24,149)...........................................     02/01/08  2.80%  $42,000,000
-----------                                                                                           -----------
 42,000,000   Total Repurchase Agreement                                                               42,000,000
-----------                                                                                           -----------
U.S. GOVERNMENT AGENCY DISCOUNT TERM NOTE: 32.15%
$55,000,000   Federal Farm Credit Bank..........................................     02/05/08  2.38%  $54,985,456
 10,000,000   Federal Home Loan Bank............................................     02/01/08  1.95    10,000,000
-----------                                                                                           -----------
 65,000,000   Total U.S. Government Agency Discount Term Note                                          64,985,456
-----------                                                                                           -----------
U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE: 26.24%
$ 10,000,000  Federal Home Loan Bank............................................     11/28/08  4.57%  $10,000,000
  10,000,000  Federal Home Loan Bank............................................     12/04/08  4.63    10,000,000
   5,000,000  Federal Home Loan Bank............................................     12/11/08  4.50     5,000,000
   3,030,000  Federal Home Loan Bank............................................     12/12/08  4.45     3,030,000
   5,000,000  Federal Home Loan Bank............................................     01/16/09  3.75     5,000,000
  10,000,000  Federal Home Loan Bank............................................     01/23/09  3.63    10,008,193
  10,000,000  Federal Home Loan Mortgage
              Corporation (b)...................................................     02/08/08  5.38    10,003,658
------------                                                                                          -----------
  53,030,000  Total U.S. Government Agency Medium Term Note                                            53,041,851
------------                                                                                          -----------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


FACE                                                                                 MATURITY              VALUE
AMOUNT                                                                                 DATE   YIELD (a)  (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND INSTRUMENTS: 2.25% (c)
$   885,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC U.S. Bank, N.A................................................    04/01/10  3.23%  $   885,000
  3,665,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank..................................................    09/01/11  3.26     3,665,000
-----------                                                                                         ------------
  4,550,000   Total Variable Rate Demand Instruments                                                   4,550,000
-----------                                                                                         ------------
YANKEE CERTIFICATES OF DEPOSIT: 9.90%
$ 5,000,000   Bank of Scotland..................................................    04/24/08  3.15%  $ 5,004,101
  5,000,000   Bank of Montreal..................................................    06/17/08  3.15     5,000,000
  5,000,000   National Bank of Canada...........................................    04/11/08  4.28     5,000,000
  5,000,000   Svenska Handelsbanken AB..........................................    06/03/08  4.85     5,000,750
-----------                                                                                         ------------
 20,000,000   Total Yankee Certificates of Deposit                                                    20,004,851
-----------                                                                                         ------------
              Total Investments (99.69%) (Cost $201,490,242+)                                        201,490,242
              Cash and other assets in excess of liabilities (0.31%)                                     627,474
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $202,117,716
                                                                                                    ------------


              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate shown reflects the security's yield. If yield is not available, the coupon is shown.

(b)  Maturity date shown is mandatory call date.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY NOTES:
FFCB    =  Federal Farm Credit Bank
SLMA    =  Student Loan Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:


----------------------------------------------------------------
  Securities Maturing in         Value         % of Portfolio
----------------------------------------------------------------
----------------------------------------------------------------
  Less than 31 Days            $133,539,113        66.28%
  31 through 60 Days             10,000,000         4.96%
  61 through 90 Days             24,969,712        12.39%
  91 through 120 Days            14,950,667         7.42%
  121 through 180 Days            5,000,750         2.48%
  Over 180 Days                  13,030,000         6.47%
----------------------------------------------------------------
----------------------------------------------------------------
  Total                        $201,490,242       100.00%
----------------------------------------------------------------







-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                            Statement of Assets and Liabilities
                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


ASSETS:
   Investments in securities, at amortized cost (Note 1)......         $   159,490,242
   Repurchase agreement.......................................              42,000,000
   Cash.......................................................                  31,478
   Accrued interest receivable................................                 753,662
   Prepaid expenses...........................................                   8,998
   Receivable from advisor....................................                  19,896
   Other receivables..........................................                   2,395
                                                                       ---------------
         Total assets.........................................             202,306,671
                                                                       ---------------
LIABILITIES:
   Payable to affiliates*.....................................                  30,125
   Accrued expenses...........................................                 102,994
   Dividends payable..........................................                  55,836
         Total liabilities....................................                 188,955
                                                                       ---------------
   Net assets.................................................         $   202,117,716
                                                                       ===============
SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)....         $   202,119,172
   Accumulated net realized loss..............................                  (1,456)
                                                                       ---------------
   Net assets.................................................         $   202,117,716
                                                                       ===============
   Net asset value, per share (Note 3):


  Class Name           Net Assets      Shares outstanding       Net Asset Value
-------------------------------------------------------------------------------
Individual Investor class $34,413,419        34,413,667          $1.00
Institutional Class       143,912,231       143,913,268          $1.00
MMA Praxis Class           23,792,066        23,792,237          $1.00


* Includes fees payable to PAX World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.





The accompanying notes are an integral part of these financial statements.

                                                        Statement of Operations
                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest.............................................................   $  6,099,102
                                                                             ------------
   Expenses: (Note 2)
     Advisory fee.........................................................        182,727
     Administrative services fee..........................................        121,818
     Shareholder servicing fee (Individual Investor Class)................         84,528
     Shareholder servicing fee (MMA Praxis Class).........................         48,219
     Custodian expenses...................................................         11,152
     Shareholder servicing and related shareholder expenses+..............        156,510
     Legal fees, compliance and filing fees...............................         85,478
     Audit and accounting.................................................         84,684
     Directors' fees and expenses.........................................         18,790
     Other................................................................         13,438
                                                                             ------------
        Total expenses....................................................        807,344
        Less:
        Expenses paid indirectly (Note 2).................................         (3,600)
        Fees waived (Note 2)..............................................       (106,278)
        Expenses reimbursed (Note 2)......................................        (82,472)
                                                                             ------------
     Net expenses ........................................................        614,994
                                                                             ------------
   Net investment income..................................................      5,484,108
   Realized gain (loss) on investments
   Net realized loss on investments.......................................            -0-
                                                                             ------------
   Increase in net assets from operations.................................   $  5,484,108
                                                                             ============

     + Includes class specific transfer agency expenses of $89,234, $24,052, and $14,918 for Individual Investor Class, Institutional Class and MMA Praxis Class, respectively.






The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                           Years ended January 31, 2008 and 2007

PAXWORLD Money Market Fund, Inc.



                                                 2008                2007
                                            ------------         -----------
Increase (decrease) in net assets
Operations:
   Net investment income.................   $  5,484,108         $ 8,263,320
   ......Net realized gain on investments            -0-                (134)
                                            ------------         ------------
   Increase in net assets from operations      5,484,108           8,263,186

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............     (1,483,084)         (1,268,812)
   Institutional Class...................     (3,134,957)         (4,850,101)
   Broker Service Class..................            -0-          (1,563,657)
   MMA Praxis Class......................       (866,067)           (580,750)
                                            ------------         ------------
   Total dividends to shareholders.......     (5,484,108)         (8,263,320)

Capital share transactions (Note 3):
   Individual Investor Class.............      2,420,108           7,357,121
   Institutional Class...................     29,947,339           8,414,139
   Broker Service Class..................            -0-         (37,225,100)
   MMA Praxis Class......................      7,620,457           5,047,937
                                            ------------         ------------
   Total capital share transactions......     39,987,904         (16,405,903)
                                            ------------         ------------
   Total increase (decrease).............     39,987,904         (16,405,903)

Net assets:
   Beginning of year.....................    162,129,812         178,535,849
                                            ------------         ------------
   End of year...........................   $202,117,716         $162,129,812
                                            ============         ============
   Undistributed net investment income...   $        -0-         $        -0-
                                            ============         ============





The accompanying notes are an integral part of these financial statements.

                                                  Notes to Financial Statements
                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund"), is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund had four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Broker Service Class shares were liquidated on December 11, 2006. The Individual Investor Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Such class specific expenses of the Fund were limited to shareholder servicing fees, transfer agent expenses and sub-accounting and administration fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.

2.  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of 0.15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2008, the Advisor and Distributor voluntarily waived the following fees:

Advisory fees                                             $    67,703
Shareholder Servicing fees - MMA Praxis Class                  38,575
                                                          -----------
                                          Total           $   106,278
                                                          ===========

The Advisor and Distributor have no right to recoup prior fee waivers.

In addition, although not required to do so, the Advisor agreed to reimburse class specific expenses amounting to $82,472 for the Individual Investor Class.

Directors who are unaffiliated with the Advisor or Sub-Advisor are paid on the basis of $2,000 per annum plus $400 per meeting attended (there are five scheduled board meetings each year).

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $13,786 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as transfer agent for the Institutional Class (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional Class of the fund. For the year ended January 31, 2008, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional Class.

For the year ended January 31, 2008, the Fund had the following expense offsets:

Custodian expenses                                          $ 3,582
Shareholder servicing and related shareholder expenses           18
                                                            -------
Total                                                       $ 3,600
                                                            =======
3. CAPITAL STOCK

At January 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Year                  Year
                                               Ended                 Ended
                                         January 31, 2008      January 31, 2007
                                         ----------------      ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold................................         25,036,918            29,339,224
Issued on reinvestment of dividends.          1,483,203             1,269,619
Redeemed............................       (24,100,013)           (23,251,722)
                                         --------------        ---------------
Net increase(decrease) .............          2,420,108             7,357,121
                                         ==============        ===============
INSTITUTIONAL CLASS
-------------------
Sold................................      1,128,700,924           855,695,644
Issued on reinvestment of dividends.          2,477,900             4,080,998
Redeemed............................     (1,101,231,485)         (851,362,503)
                                         --------------        ---------------
Net increase(decrease)..............         29,947,339             8,414,139
                                         ==============        ===============
MMA PRAXIS CLASS
----------------
Sold................................         17,317,794            11,351,379
Issued on reinvestment of dividends.            866,254               580,929
Redeemed............................        (10,563,591)           (6,884,371)
                                         --------------        ---------------
Net increase(decrease)..............          7,620,457             5,047,937
                                         ==============        ===============

                                                               January 31, 2008

PAXWORLD Money Market Fund, Inc.


4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 was ordinary income.

At January 31, 2008, the Fund had unused capital loss carryforwards of $1,456, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170, $152 and $134 will expire in the years 2010, 2011 and 2015, respectively.

At January 31, 2008, the Fund had no distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.


                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2008

PAXWORLD Money Market Fund, Inc.


6. FINANCIAL HIGHLIGHTS
                                                                                                    INDIVIDUAL
                                                                                                  INVESTOR  CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2008       2007       2006       2005       2004
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.044      0.044      0.028      0.009      0.006

Net realized and unrealized gain(loss)
   on investments ............................................................    (--)      (0.000)      --         --        (--)
                                                                                --------   --------   --------   --------   --------
Total from investment operations..............................................    0.044      0.044      0.028      0.009      0.006

Less distributions from:
   Dividends from net
     investment income........................................................   (0.044)    (0.044)    (0.028)    (0.009)    (0.006)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.044)    (0.044)    (0.028)    (0.009)    (0.006)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.48%      4.50%      2.81%      0.87%      0.59%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $34,414    $31,993    $24,636    $21,592    $21,504

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.66%      0.66%      0.66%      0.65%      0.62%

   Net investment income......................................................     4.39%      4.44%      2.79%      0.87%      0.59%

   Advisory fees waived.......................................................     0.06%      0.05%      0.05%      0.09%      0.08%

   Expenses reimbursed........................................................     0.24%      0.31%      0.34%      0.36%      0.33%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2007

PAXWORLD Money Market Fund, Inc.


6. FINANCIAL HIGHLIGHTS, continued
                                                                                                    INSTITUTIONAL
                                                                                                        CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2008       2007       2006       2005       2004
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.046      0.046      0.030      0.011      0.008

Net realized and unrealized gain(loss)
   on investments ............................................................    (--)      (0.000)      --         --        (--)
                                                                                --------   --------   --------   --------   --------
Total from investment operations..............................................    0.046      0.046      0.030      0.011      0.008

Less distributions from:
   Dividends from net
     investment income........................................................   (0.046)    (0.046)    (0.030)    (0.011)    (0.008)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.046)    (0.046)    (0.030)    (0.011)    (0.008)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.72%      4.75%      3.06%      1.12%      0.84%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $143,912   $113,965   $105,151   $135,150   $112,704

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.43%      0.43%      0.41%      0.40%      0.37%

   Net investment income......................................................     4.56%      4.63%      2.99%      1.11%      0.86%

   Advisory fees waived.......................................................     0.06%      0.05%      0.05%      0.09%      0.08%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2007

PAXWORLD Money Market Fund, Inc.


6. FINANCIAL HIGHLIGHTS
                                                                                                    MMA PRAXIS
                                                                                                       CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2008       2007       2006       2005       2004
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.045      0.044      0.028      0.009      0.006

Net realized and unrealized gain(loss)
   on investments ............................................................     --       (0.000)       --         --        (--)
                                                                                --------   --------   --------   --------   -------
Total from investment operations..............................................    0.045      0.044      0.028      0.009      0.006

Less distributions from:
   Dividends from net
     investment income........................................................   (0.045)    (0.044)    (0.028)    (0.009)    (0.006)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.045)    (0.044)    (0.028)    (0.009)    (0.006)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.62%      4.50%      2.87%      0.91%      0.61%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $23,792    $16,172    $11,124    $11,859    $11,429

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.52%      0.67%      0.60%      0.60%      0.60%

   Net investment income......................................................     4.49%      4.43%      2.82%      0.88%      0.62%

   Advisory fees waived.......................................................     0.06%      0.05%      0.05%      0.09%      0.08%

Shareholder servicing
   fees waived................................................................     0.20%      0.22%      0.22%      0.21%      0.18%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                        Report of Independent Registered Public Accounting Firm

PAXWORLD Money Market Fund, Inc.


To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 28, 2008

                                            Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund' proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended January 31, 2008, the Fund designated 83% of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 11, 2008, the Board of Directors approved the continuance of the Investment Advisory Agreement and the Sub-Advisory Agreement. In determining whether to approve the continuance of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Directors considered the following information:

   1) The nature, extent and quality of services provided by the Adviser and Sub-Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Adviser under the terms of the Corporation's Investment Advisory and Sub-Advisory Agreement (the "Agreements") and the quality of those services over the past year. The Board noted that the services include managing the investment and

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

reinvestment of the Corporation's assets, including the Adviser's obligation to screen potential investments for compliance with the Corporation's social responsibility criteria (as described in the Corporation's prospectus); the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Adviser or the Sub-Adviser or their affiliates. The Board also observed that the Sub-Adviser provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Adviser and Sub-Adviser and in consultation with counsel to the independent directors and Fund counsel. The Board concluded that the nature and extent of the services provided under the Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Adviser had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Adviser and Sub-Adviser, that (i) the Adviser and Sub-Adviser were able to retain quality portfolio managers and other personnel; (ii) the Adviser and Sub-Adviser exhibited a high level of diligence and attention to detail in carrying out their respective advisory responsibilities under the Agreements; (iii) the Adviser and Sub-Adviser were responsive to requests of the Directors; and (iv) the Adviser and Sub-Adviser had kept the Directors apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Adviser's and Sub-Adviser's reputations and long-standing relationships with the Corporation and, in particular, the experience of the Adviser in advising socially responsible funds and the Sub-Adviser in advising money market funds. The Board also noted the high quality of services provided by the Sub-Adviser under the Administrative Services Contract.

PAXWORLD Money Market Fund, Inc.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

   2) The performance of the Corporation and the Adviser and Sub-Adviser.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month and one-, three- and five-year periods ended September 30, 2007. The Performance Peer Groups were comprised of:
(i) an asset-based peer group of eleven institutional money market funds, as classified by Lipper; (ii) a competitors class peer group, representing two money market funds and one institutional U.S. government money market fund, as classified by Lipper, that are considered by the Sub-Adviser to be competitors of the Corporation with similar distribution channels; and (iii) a peer group of all institutional money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Adviser and the Sub-Adviser advised the Board that they do not advise or subadvise: (i) other funds with a similar investment policy to the Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Adviser and Sub-Adviser were obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. The Board noted that the net and gross performance of the Corporation against all the Peer Groups was for most periods poor and discussed with the Sub-Adviser the reasons for the relative poor performance. In particular, the Board noted that the Corporation's ranking against the Lipper performance universe for gross performance was in the 5th quintile for the one-month and one- and three-year periods and in the 4th quintile for the five-year period (the 1st quintile is the highest quintile).

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

   2) The performance of the Corporation and the Adviser and Sub-Adviser. continued

In connection with its assessment of the performance of the Adviser and Sub-Adviser, the Board considered the financial condition of both the Adviser and Sub-Adviser and whether they have the resources necessary to continue to carry out their respective obligations under the Agreements. The Board took into account, in this regard, the payments made by the Sub-Adviser from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that both the Adviser and Sub-Adviser had the financial resources necessary to continue to perform their respective obligations under the Agreements and to continue to provide the high quality services that they had provided to the Corporation to date.

   3) The cost of the advisory services and the profits to the Adviser and Sub-Adviser and its affiliates from their relationships with the Corporation.

In connection with the Directors' consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board compared the level of the advisory fee for the Corporation against the advisory fees charged to funds in the Lipper expense peer groups ("Expense Peer Groups") and the Corporation's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Expense Peer Groups. The Expense Peer Groups were comprised of: (i) an asset-based peer group of eleven institutional money market funds, as classified by Lipper;
(ii) a competitors class peer group, representing two money market funds and one institutional U.S. government money market fund, as classified by Lipper, that are considered by the Sub-Adviser to be competitors of the Corporation with similar distribution channels; and (iii) a peer group of all institutional money market funds in the Lipper

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

   3) The cost of the advisory services and the profits to the Adviser and Sub-Adviser and its affiliates from their relationships with the Corporation. continued

universe (excluding outliers). The Board also considered comparative total fund expenses of each class of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's advisory and sub-advisory fees, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Adviser and Sub-Adviser were providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation's advisory fees and combined fees (advisory and administrative) were reasonable when compared to the advisory fees and combined fees of the Expense Peer Group. The Board also noted that neither the Adviser nor the Sub-Adviser advised or sub-advised any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the levels of the advisory and sub-advisory fees were reasonable in light of these factors.

The Board also considered the profitability of the Adviser and Sub-Adviser and the Sub-Adviser's affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates for the year ended December 31, 2006. In addition, the Board reviewed a profitability report for the Adviser dated October 31, 2007. The Board considered revenues received by the Adviser and Sub-Adviser under the Agreements and by the Sub-Adviser under the Administrative Services Contract. In reviewing the profitability reports, the Board discussed the Sub-Adviser's associated costs and the impact of such costs

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

   3) The cost of the advisory services and the profits to the Adviser and Sub-Adviser and its affiliates from their relationships with the Corporation. continued

on the net profitability. The Board concluded that the profitability of the Corporation to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Boards' consideration of economies of scale, the Board discussed with the Adviser and Sub-Adviser whether economies of scale would be realized by them in their management of the Corporation at higher asset levels. The Board also discussed with the Adviser and Sub-Adviser whether certain of their costs would increase if asset levels rise and observed that as assets rise, the Sub-Adviser and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)  Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Sub-Adviser's affiliate, the distributor, to market the
Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

   5)  Other Factors. continued

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's advisory and sub-advisory fees were fair and reasonable with respect to the quality of services that the Adviser and Sub-Adviser provide and in light of the other factors described above that the Board deemed relevant. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

PAXWORLD Money Market Fund, Inc.



                        Directors and Officers Information
                               January 31, 2008(1)
----------------- --------- ----------- --------------- ------------ -------------

     Name,        Position(s) Term of      Principal      Number of     Other
  Address(2),     Held with Office and   Occupation(s)  Portfolios inDirectorships
    and Age          Fund    Length of    During Past   Fund Complex   held by
                               Time         5 Years      Overseen by  Director
                             Served(3)                    Director
----------------- --------- ----------- --------------- ------------ -------------
----------------------------------------------------------------------------------
Disinterested Directors:
----------------------------------------------------------------------------------
----------------- --------- ----------- --------------- ------------ -------------
Edward A.         Director  Since 2006  Certified       Director/TrusTrustee
Kuczmarski,                             Public          of eleven    of the
------------------                      Accountant &    portfolios   Empire
Age 58                                  Partner of                   Builder
                                        Hays and                     Tax Free
                                        Company LLP                  Bond
                                        since 1980.                  Fund and
                                                                     Director
                                                                     of ISI
                                                                     Funds.
----------------- --------- ----------- --------------- ------------ -------------
----------------- --------- ----------- --------------- ------------ -------------
Dr. W. Giles      Director  Since 1998  Professor       Director/TrusteeN/A
Mellon,                                 Emeritus of     of ten
Age 76                                  Business        portfolios
                                        Administration
                                        in the
                                        Graduate
                                        School of
                                        Management,
                                        Rutgers
                                        University,
                                        with which he
                                        has been
                                        associated
                                        since 1966.
----------------- --------- ----------- --------------- ------------ -------------
----------------- --------- ----------- --------------- ------------ -------------
Robert Straniere, Director  Since 1998  Owner,          Director/TrusDirector
Esq., Age 66                            Straniere Law   of ten       of Sparx
                                        Firm since      portfolios   Japan
                                        1980, NYS                    Funds
                                        Assemblyman
                                        from 1981 to
                                        2004. Partner,
                                        Hantor-Davidoff
                                        law firm since
                                        May, 2006.
                                        Partner, Gotham
                                        Global Group
                                        since June,
                                        2005.
                                        President, NYC
                                        Hot Dog Co.,
                                        since November,
                                        2005. Counsel
                                        at Fisher &
                                        Fisher from
                                        1995 to 2006.
----------------- --------- ----------- --------------- ------------ -------------
----------------- --------- ----------- --------------- ------------ -------------
Dr. Yung Wong,    Director  Since 1998  Managing        Director/TrusteeN/A
Age 69                                  Director of     of ten
                                        Abacus          portfolios
                                        Associates, an
                                        investment
                                        firm, since
                                        1996.
----------------- --------- ----------- --------------- ------------ -------------


PAXWORLD Money Market Fund, Inc.


                          Directors and Officers Information
                                    January 31, 2008(1)
----------------- ---------- ----------- -------------- ------------ ----------
     Name,        Position(s)  Term of     Principal      Number of    Other
  Address(2),    Held with Office and  Occupation(s)  Portfolios inDirectorships
    and Age          Fund     Length of   During Past   Fund Complex  held by
                                Time        5 Years      Overseen by  Director
                              Served(3)                   Director
----------------- ---------- ----------- -------------- ------------ ----------
-------------------------------------------------------------------------------
Interested Director/Officers:
-------------------------------------------------------------------------------
----------------- ---------- ----------- -------------- ------------ ----------
Steven W. Duff,   Director4  Since 1997  President and  Director/TrusteNone
Age 54                                   Chief          and/or
                                         Executive      Officer of
                                         Officer of     eighteen
                                         Reich & Tang   portfolios
                                         Asset
                                         Management,
                                         LLC ("RTAM,
                                         LLC"), a
                                         registered
                                         Investment
                                         Advisor and
                                         Chief
                                         Investment
                                         Officer of
                                         the Mutual
                                         Funds
                                         Division of
                                         RTAM, LLC.
                                         Associated
                                         with RTAM,
                                         LLC since
                                         1994.  Mr.
                                         Duff is also
                                         Director/Trustee
                                         of seven
                                         other funds
                                         in the Reich
                                         & Tang Fund
                                         Complex.
                                         Prior to
                                         December 2007
                                         Mr. Duff was
                                         President of
                                         the Fund and
                                         President and
                                         Director/Trustee
                                         of nine other
                                         funds in the
                                         Reich & Tang
                                         Fund Complex,
                                         Principal
                                         Executive
                                         Officer of
                                         Delafield
                                         Fund, Inc.,
                                         and President
                                         and Chief
                                         Executive
                                         Officer of
                                         Tax Exempt
                                         Proceeds
                                         Fund, Inc.
                                         Mr. Duff also
                                         serves as a
                                         Director of
                                         Reich & Tang
                                         Services,
                                         Inc. and
                                         Director,
                                         Chief
                                         Executive
                                         Officer and
                                         President of
                                         Reich & Tang
                                         Distributors,
                                         Inc.
----------------- ---------- ----------- -------------- ------------ ----------

PAXWORLD Money Market Fund, Inc.


                   Directors and Officers Information
                            January 31, 2008(1)
----------------- ---------- ----------- -------------- ------------ ------------
     Name,        Position(s)  Term of     Principal       Number of    Other
   Address2,     Held with Office and  Occupation(s)  Portfolios inDirectorships
    and Age          Fund     Length of   During Past   Fund Complex   held by
                                Time        5 Years      Overseen by   Director
                               Served3                    Director
----------------- ---------- ----------- -------------- ------------ ------------
---------------------------------------------------------------------------------
Interested Director/Officers:
---------------------------------------------------------------------------------
----------------- ---------- ----------- -------------- ------------ ------------
                  Director(4)Since 2007  President
Michael P. Lydon,                        and Chief      Director/Trustee N/A
Age 44            Vice       2005 -      Executive        of nine
                  President     2007     Officer of     portfolios
                                         the Mutual
                                         Funds
                                         division of
                                         RTAM, LLC
                                         and
                                         Executive
                                         Vice
                                         President of
                                         RTAM, LLC.
                                         Associated
                                         with RTAM,
                                         LLC since
                                         January
                                         2005.  Mr.
                                         Lydon was
                                         Vice
                                         President at
                                         Automatic
                                         Data
                                         Processing
                                         from July
                                         2000 to
                                         December
                                         2004.  Mr.
                                         Lydon is
                                         also
                                         President
                                         and Director
                                         of four
                                         other funds
                                         in the Reich
                                         & Tang Fund
                                         Complex,
                                         President of
                                         New York
                                         Daily Tax
                                         Free Income
                                         Fund, Inc.,
                                         Director of
                                         PAX World
                                         Money Market
                                         Fund, Inc.,
                                         Principal
                                         Executive
                                         Officer of
                                         Delafield
                                         Fund, Inc.,
                                         and
                                         President
                                         and Chief
                                         Executive
                                         Officer of
                                         Tax Exempt
                                         Proceeds
                                         Fund, Inc.
                                         Mr. Lydon
                                         also serves
                                         as President
                                         and Chief
                                         Executive
                                         Officer of
                                         Reich & Tang
                                         Services,
                                         Inc.  Prior
                                         to 2007, Mr.
                                         Lydon was
                                         Vice
                                         President of
                                         twelve Funds
                                         in the Reich
                                         & Tang Fund
                                         Complex.
----------------- ---------- ----------- -------------- ------------ ------------

PAXWORLD Money Market Fund, Inc.

                     Directors and Officers Information
                            January 31, 2008(1)
----------------- ---------- ----------- -------------- ------------ ----------
     Name,        Position(s)  Term of     Principal      Number of    Other
  Address(2),    Held with Office and  Occupation(s)  Portfolios inDirectorships
    and Age          Fund     Length of   During Past   Fund Complex  held by
                                Time        5 Years      Overseen by  Director
                              Served(3)                   Director
----------------- ---------- ----------- -------------- ------------ ----------
-------------------------------------------------------------------------------
Interested Director/Officers:
-------------------------------------------------------------------------------
----------------- ---------- ----------- -------------- ------------ ----------
                                          Vice
Christopher       Chief      Since 2007   President,        N/A         N/A
Brancazio,        Compliance              Chief
Age 42            Officer                 Compliance
                                          Officer and
                                          AML Officer
                                          of RTAM,
                                          LLC since
                                          September
                                          2007. Mr.
                                          Brancazio
                                          is also
                                          Chief
                                          Compliance
                                          Officer of
                                          eight other
                                          funds in
                                          the Reich &
                                          Tang Fund
                                          Complex.
                                          From
                                          February
                                          2007 to
                                          August
                                          2007, Mr.
                                          Brancazio
                                          was a
                                          Compliance
                                          Officer at
                                          Bank of New
                                          York Asset
                                          Management.
                                          From March
                                          2002 to
                                          February
                                          2007 Mr.
                                          Brancazio
                                          served as
                                          Vice
                                          President,
                                          Chief
                                          Compliance
                                          Officer,
                                          and AML
                                          Officer of
                                          Trainer
                                          Wortham &
                                          Co. Inc.,
                                          and the
                                          Trainer
                                          Wortham
                                          Mutual
                                          Funds.  Mr.
                                          Brancazio
                                          also serves
                                          as Vice
                                          President,
                                          Chief
                                          Compliance
                                          Officer and
                                          AML Officer
                                          of Reich &
                                          Tang
                                          Services,
                                          Inc. and
                                          Reich &
                                          Tang
                                          Distributors,
                                          Inc.
----------------- ---------- ----------- -------------- ------------ ----------


PAXWORLD Money Market Fund, Inc.

                     Directors and Officers Information
                             January 31, 2008(1)
---------------- --------- ----------- ------------------ ----------- -----------

     Name,       Position(s) Term of       Principal       Number of     Other
   Address2,   Held with Office and    Occupation(s)     Portfolios Directorships
    and Age         Fund    Length of     During Past          in       held by
                              Time          5 Years       Fund Complex Director
                             Served3                      Overseen by
                                                            Director
---------------- --------- ----------- ------------------ ----------- -----------
---------------------------------------------------------------------------------
Interested Director/Officers:
---------------------------------------------------------------------------------
---------------- --------- ----------- ------------------ ----------- -----------
Richard De       Vice      Since 2005  Chief Operating       N/A         N/A
Sanctis,         President             Officer and
Age 51                                 Executive Vice
                                       President of RTAM
                                       LLC and Reich &
                                       Tang Services,
                                       Inc.  Associated
                                       with RTAM, LLC
                                       since 1990.  Mr.
                                       De Sanctis is
                                       Vice President of
                                       nine funds in the
                                       Reich & Tang Fund
                                       Complex, and
                                       serves as
                                       Executive Vice
                                       President and
                                       Chief Financial
                                       Officer of Reich
                                       & Tang
                                       Distributors,
                                       Inc.  Prior to
                                       December 2004,
                                       Mr. De Sanctis
                                       was Treasurer and
                                       Assistant
                                       Secretary of
                                       eleven funds in
                                       the Reich & Tang
                                       Fund Complex and
                                       Vice President,
                                       Treasurer and
                                       Assistant
                                       Secretary of
                                       Cortland Trust,
                                       Inc.
---------------- --------- ----------- ------------------ ----------- -----------
---------------- --------- ----------- ------------------ ----------- -----------

Joseph F. Keefe, President Since 2006  Chief Executive       N/A         N/A
Age 54,                                Officer and
30 Penhallow                           President of
St.,                                   the Pax World
Suite 400,                             Management
Portsmouth, NH                         Corp. ("the
03801                                  Advisor").
                                       Director, CEO
                                       and President
                                       (since 2006 and
                                       Senior Vice
                                       President
                                       (2005-2006)) of
                                       Pax World
                                       Balanced Fund,
                                       Pax World
                                       Growth Fund and
                                       Pax World High
                                       Yield Fund;
                                       President of
                                       New Circle
                                       Communications
                                       LLC
                                       (2000-2005);
                                       Co-Chair of the
                                       Carbon
                                       Coalition
                                       (2003-pesent);
                                       member of the
                                       Boards of
                                       Directors of On
                                       Belay
                                       (2006-present),
                                       Americans for
                                       Campaign Reform
                                       (2003-present),
                                       and Social
                                       Investment
                                       Forum (2000 -
                                       2006).
---------------- --------- ----------- ------------------ ----------- -----------

PAXWORLD Money Market Fund, Inc.



                        Directors and Officers Information
                               January 31, 2008(1)
----------------- ---------- ----------- -------------- ------------ ------------
      Name,       Position(s)  Term of     Principal      Number of     Other
   Address(2),   Held with  Office and Occupation(s)  Portfolios inDirectorships
     and Age         Fund     Length of   During Past   Fund Complex   held by
                                 Time       5 Years      Overseen by   Director
                              Served(3)                   Director
----------------- ---------- ----------- -------------- ------------ ------------
---------------------------------------------------------------------------------
Interested Director/Officers:
---------------------------------------------------------------------------------
----------------- ---------- ----------- -------------- ------------ ------------
Christine Manna,  Secretary  Since 2007  Vice               N/A          N/A
Age 37                                   President
                                         and
                                         Secretary of
                                         RTAM, LLC.
                                         Ms. Manna is
                                         also
                                         Secretary of
                                         eight other
                                         funds in the
                                         Reich & Tang
                                         Complex. Ms.
                                         Manna has
                                         been
                                         associated
                                         with RTAM,
                                         LLC and its
                                         predecessors
                                         since June
                                         1995. Ms.
                                         Manna is
                                         also a Vice
                                         President of
                                         Reich & Tang
                                         Services,
                                         Inc. and
                                         Reich & Tang
                                         Distributors,
                                         Inc.
----------------- ---------- ----------- -------------- ------------ ------------
----------------- ---------- ----------- -------------- ------------ ------------
Anthony Pace,     Treasurer  Since 2004  Vice               N/A          N/A
Age 42            and                    President of
                  Assistant              RTAM, LLC
                  Secretary              since
                                         September
                                         2004.  Mr.
                                         Pace was a
                                         Director of a
                                         Client
                                         Service Group
                                         at GlobeOp
                                         Financial
                                         Services,
                                         Inc. from May
                                         2002 to
                                         August 2004
                                         and
                                         Controller/Director
                                         of Mutual
                                         Fund
                                         Administration
                                         for Smith
                                         Barney Funds
                                         Management
                                         LLC and
                                         Salomon
                                         Brothers
                                         Asset
                                         Management
                                         Inc. from
                                         1998 to May
                                         2002.  Mr.
                                         Pace is also
                                         Treasurer and
                                         Assistant
                                         Secretary of
                                         eight other
                                         funds in the
                                         Reich & Tang
                                         Fund Complex.
----------------- ---------- ----------- -------------- ------------ ------------

PAXWORLD Money Market Fund, Inc.


                       Directors and Officers Information
                                 January 31, 2008(1)
----------------- --------- ----------- --------------- ------------- -----------
     Name,        Position(s) Term of      Principal      Number of      Other
  Address(2),     Held with Office and   Occupation(s)  Portfolios in Directorships
    and Age          Fund    Length of    During Past    Fund Complex   held by
                               Time         5 Years      Overseen by   Director
                             Served(3)                     Director
----------------- --------- ----------- --------------- ------------- -----------
---------------------------------------------------------------------------------
Interested Director/Officers:
---------------------------------------------------------------------------------
----------------- --------- ----------- --------------- ------------- -----------
Robert Rickard,   Vice      Since 2007  Senior Vice         N/A          N/A
Age 38            President             President of
                                        RTAM LLC.
                                        Associated
                                        with RTAM,
                                        LLC since
                                        December
                                        1991. Mr.
                                        Rickard is
                                        also Vice
                                        President of
                                        eight other
                                        funds in the
                                        Reich & Tang
                                        Fund Complex.
----------------- --------- ----------- --------------- ------------- -----------
----------------- --------- ----------- --------------- ------------- -----------
Laurence A.       Executive Since 1998  Chairman of         N/A          N/A
Shadek,           Vice                  the Board of
Age 58            President             the Advisor
14 Wall Street,                         since 1996 and
New York, NY                            Executive Vice
10005,                                  President of
                                        H.G.
                                        Wellington &
                                        Co., Inc.
                                        since 1986.
                                        Chairman of
                                        the Board of
                                        the Pax World
                                        Balanced Fund
                                        (1996-2006),
                                        Pax World
                                        Growth Fund
                                        (1997-2006),
                                        and High Yield
                                        Fund
                                        (1999-2006).
                                        Member of the
                                        Board of
                                        Trustees of
                                        Franklin &
                                        Marshall
                                        College
                                        (1998-present).
----------------- --------- ----------- --------------- ------------- -----------

1 The Statement of Additional  Information includes additional information about
  Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge,upon request by calling the Fund's transfer agent at
  (800) 433-1918.

2 With the exception of Mr. Keefe and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3 Each Director  will hold  office  for an indefinite term until the earliest of
  (i) the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or
  (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment sub-advisor.

                        Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.


TYPES OF ACCOUNTS                               SERVICES
Regular Accounts: Individual, business          Automatic Investment Plan: You may
and trust accounts are available for all        arrange to have a fixed amount deducted
Pax World Funds.                                from your checking or savings account
                                                and invested in your Pax World account
Traditional IRA: Certain individuals can        on a monthly or quarterly basis.
make tax-deductible contributions to this       Automatic investment plans do not assure
account. Taxes are paid only when funds         a profit and do not protect against loss
are withdrawn, usually in retirement, when      in declining markets.
investors may be in a lower tax bracket.
                                                Voluntary Withdrawal Plan: This plan
Roth IRA: Contributions to a Roth IRA are       makes it possible for investors to receive
not deductible, but after five years some       a monthly check from their Pax World
types of withdrawals are tax-free.              account.  This plan requires a minimum
                                                investment of $10,000.
SIMPLE IRA: This is an easy-to-maintain
retirement plan designed for small              Online Account Accesss: Utilizing a
businesses of up to 100 employees.              unique ID number and PIN, you can access
                                                your Pax World account(s) online to review
SEP IRA: This is an employer-funded             your account balances or histories;
retirement plan popular with small              purchase or redeem fund shares; or make
businesses and self-employed persons.           exchanges between different Pax World
                                                Funds.
Education Savings Account & Uniform Gift
to Minors Account (UGMA): These plans           www.paxworld.com: Learn all about Pax
provide excellent ways to save for a            World through our web site! You can check
child's education.                              Fund performance, read about our portfolio
                                                managers, view Connection - our quarterly
403(b)(7) Pension Plan: This plan is            newsletter, and see how Pax World voted
available to persons employed by                on various proxies for the companies in
non-profit organizations.                       our portfolios.


Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

*This report is intended for shareholders of the Pax World Money Market Fund, Inc. only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Fund's investment objectives, risks and charges and expenses carefully before investing. The Fund's prospectuses contain this and other information about the Funds and may be obtained by calling 800.767.1729, emailing info@paxworld.com or visiting www.paxworld.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more of less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call
800.767.1729 or visit www.paxworld.com. Distributor: Reich & Tang Distributors, Inc. Member of FINRA (2/08).

             PAX
-----------------------------


     PAX WORLD MUTUAL FUNDS

     P.O. BOX 9824
     PROVIDENCE, RI  02940
     800.767.1729



     WWW.PAXWORLD.COM
     INFO@PAXWORLD.COM

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2008                  FYE 1/31/2007

4(a)     Audit Fees                 $31,000                        $29,000
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 4,000                        $ 3,750
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2008. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTRS COMPANY AND AFFILIATED PURCHASE

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*    /s/Christine Manna
                                 Christine Manna, Secretary
Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Joseph F. Keefe
                                 Joseph F. Keefe, Principal Executive Officer
Date: April 9, 2008

By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer
Date: April 9, 2008

* Print the name and title of each signing officer under his or her signature.